Note 6 - Warrants - Assumptions Used to Determine Fair Value of Warrants (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Risk free interest rate	1.93%
Expected volatility	297.00%
Expected life in years (Year)	5 years
Minimum [Member]
Risk free interest rate		1.36%	0.95%	0.97%
Expected volatility		315.00%	301.00%	255.00%
Expected life in years (Year)		5 years	3 years	3 years